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                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549



                                                               FORM N-PX

                                                ANNUAL REPORT OF PROXY VOTING RECORD OF
                                               REGISTERED MANAGEMENT INVESTMENT COMPANY

                        Investment Company Act file number 811-21102

                                     THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
                                          (Exact name of registrant as specified in charter)

                                      THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                                                     NEW YORK, NEW YORK 10281-1010
                                          (Address of principal executive offices) (Zip code)

                                                      CLIFFORD E. LAI, PRESIDENT
                                     THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
                                      THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                                                     NEW YORK, NEW YORK 10281-1010
                                                (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30


Date of reporting period:  July 1, 2006 through June 30, 2007


Item 1.  Proxy Voting Record.

         During the period covered by this report, the Registrant held no voting securities.

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                                     SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.


By:  /s/ Clifford E. Lai
    --------------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  August 30, 2007